Cash flow statement - Narrative (Details) £ in Millions	Oct. 09, 2025 GBP (£)
Schroders Personal Wealth Limited (SPW)
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Acquisition of Group Undertakings and Businesses [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Schroders Personal Wealth Limited (SPW)
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Acquisition of Group Undertakings and Businesses [Line Items]
Percentage of voting equity interests acquired	49.90%
Goodwill arising on acquisition	£ 262